Investments - Summary of associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018
Investment [Line Items]
Total assets	€ 1,459,271	€ 1,444,305	€ 1,339,125	€ 1,443,069
Total liabilities	1,351,910	1,337,472	1,236,426	€ 1,337,707
Total profit	9,315	8,207	7,486
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	74,765	63,093	55,791
Total liabilities	58,153	51,242	45,623
Total revenue	12,174	12,536	11,766
Total profit	1,867	€ 1,699	€ 984
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member] | Joint ventures [member]
Investment [Line Items]
Total assets	21,934
Total liabilities	20,324
Total revenue	4,301
Total profit	334
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member] | Union De Creditos Inmobiliarios SA EFC [Member]
Investment [Line Items]
Total assets	12,105
Total liabilities	11,701
Total revenue	351
Total profit	7
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member] | Aegon Santander Seguros
Investment [Line Items]
Total assets	132
Total liabilities	84
Total revenue	122
Total profit	15
Associates [member] | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	52,831
Total liabilities	37,829
Total revenue	7,873
Total profit	1,533
Inversiones ZS America [Member] | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	13,805
Total liabilities	12,915
Total revenue	4,143
Total profit	402
Allianz Popular, S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	3,238
Total liabilities	3,028
Total revenue	113
Total profit	113
Santander Insurance | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	2,276
Total liabilities	1,899
Total revenue	822
Total profit	€ 77